Note 5 - Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2014
Notes
Note 5 - Prepaid Expenses and Other Current Assets

NOTE 5 – Prepaid Expenses and Other Current Assets

The balance of prepaid expenses at September 30, 2014 was $nil. Prepaid expenses at year end December 31, 2013 comprised a prepayment to a service provider of $7,500.

Other current assets at September 30, 2014 totaled $4,152 and comprised a rent deposit of $3,500 and a manufacturing deposit of $652. Other current assets at year end December 31, 2013 were comprised of a rent deposit of $3,500.